UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
------------------------------------------------------------------------------
COMMON STOCKS--95.5%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.2%
------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Design Within Reach, Inc. 1                            51,000   $     742,050
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.2%
P.F. Chang's China Bistro, Inc. 1                     155,000       8,734,250
------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                          126,200       7,641,410
------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                       572,200      13,641,248
------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                239,100      11,261,610
                                                                 -------------
                                                                   41,278,518
------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
Coldwater Creek, Inc. 1                               289,500       8,936,865
------------------------------------------------------------------------------
Overstock.com, Inc. 1                                 117,100       8,079,900
                                                                 -------------
                                                                   17,016,765
------------------------------------------------------------------------------
MEDIA--1.2%
Imax Corp. 1                                          600,000       4,949,400
------------------------------------------------------------------------------
Navarre Corp. 1                                       402,700       7,087,520
                                                                 -------------
                                                                   12,036,920
------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
A.C. Moore Arts & Crafts, Inc. 1                      300,000       8,643,000
------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                       238,400      11,228,640
------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                295,000      10,923,850
------------------------------------------------------------------------------
Guitar Center, Inc. 1                                 125,000       6,586,250
                                                                 -------------
                                                                   37,381,740
------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Deckers Outdoor Corp. 1                               202,700       9,524,873
------------------------------------------------------------------------------
Quicksilver, Inc. 1                                   410,000      12,213,900
                                                                 -------------
                                                                   21,738,773
ENERGY--1.7%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
FMC Technologies, Inc. 1                              185,000       5,957,000
------------------------------------------------------------------------------
OIL & GAS--1.1%
Arlington Tankers Ltd. 1                              268,300       6,157,485
------------------------------------------------------------------------------
OMI Corp.                                             250,000       4,212,500
------------------------------------------------------------------------------
Ship Finance International Ltd.                        28,333         581,393
                                                                 -------------
                                                                   10,951,378
FINANCIALS--9.4%
------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
National Financial Partners Corp.                     202,400       7,853,120
------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
BankAtlantic Bancorp, Inc.                            200,000       3,980,000
------------------------------------------------------------------------------
East West Bancorp, Inc.                               153,200       6,428,272
------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                   338,200       4,717,890
------------------------------------------------------------------------------
Westcorp                                              209,500       9,622,335
                                                                 -------------
                                                                   24,748,497
------------------------------------------------------------------------------


                         1 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE--1.0%
Advance America Cash Advance Centers, Inc. 1           42,500    $    973,250
------------------------------------------------------------------------------
First Marblehead Corp. (The) 1                        150,000       8,437,500
                                                                 -------------
                                                                    9,410,750
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
CapitalSource, Inc. 1                                 213,900       5,490,813
------------------------------------------------------------------------------
Investors Financial Services Corp.                    163,500       8,171,730
------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1                          150,000       2,551,500
                                                                 -------------
                                                                   16,214,043
------------------------------------------------------------------------------
REAL ESTATE--2.2%
Newcastle Investment Corp.                            265,500       8,437,590
------------------------------------------------------------------------------
Redwood Trust, Inc.                                   207,500      12,883,675
                                                                 -------------
                                                                   21,321,265
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Commercial Capital Bancorp, Inc.                      550,433      12,759,045

HEALTH CARE--22.8%
------------------------------------------------------------------------------
BIOTECHNOLOGY--6.9%
Celgene Corp. 1                                       150,000       3,979,500
------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 1      320,000      14,723,200
------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                     261,600      11,826,936
------------------------------------------------------------------------------
Martek Biosciences Corp. 1                            277,500      14,208,000
------------------------------------------------------------------------------
Pharmacyclics, Inc. 1                                 687,200       7,194,984
------------------------------------------------------------------------------
Sepracor, Inc. 1                                      150,000       8,905,500
------------------------------------------------------------------------------
VaxGen, Inc. 1                                        360,500       6,128,500
------------------------------------------------------------------------------
VaxGen, Inc. 1                                         75,470       1,090,542
                                                                 -------------
                                                                   68,057,162
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.8%
Advanced Medical Optics, Inc. 1                       345,000      14,193,300
------------------------------------------------------------------------------
Animas Corp. 1                                        312,800       4,889,064
------------------------------------------------------------------------------
Biosite, Inc. 1                                       210,000      12,923,400
------------------------------------------------------------------------------
Cytyc Corp. 1                                         340,600       9,390,342
------------------------------------------------------------------------------
Inamed Corp. 1                                        169,600      10,727,200
------------------------------------------------------------------------------
Intermagnetics General Corp. 1                        344,200       8,746,122
------------------------------------------------------------------------------
IntraLase Corp. 1                                      82,100       1,927,708
------------------------------------------------------------------------------
LifeCell Corp. 1                                      334,600       3,419,612
------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                               19,400         408,370
                                                                 -------------
                                                                   66,625,118
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Amedisys, Inc. 1                                       64,600       2,092,394
------------------------------------------------------------------------------
Covance, Inc. 1                                       175,000       6,781,250
------------------------------------------------------------------------------
PRA International 1                                    19,900         493,122
------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                         260,700       9,531,192
------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1        245,200      10,224,840
------------------------------------------------------------------------------


                         2 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Ventiv Health, Inc. 1                                 300,000    $  6,096,000
                                                                 -------------
                                                                   35,218,798
------------------------------------------------------------------------------
PHARMACEUTICALS--5.5%
Able Laboratories, Inc. 1                             261,000       5,937,750
------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                            501,600       9,053,880
------------------------------------------------------------------------------
Eon Labs, Inc. 1                                      135,200       3,650,400
------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                  250,000       5,722,500
------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                    333,600       9,344,136
------------------------------------------------------------------------------
NitroMed, Inc. 1                                      327,700       8,733,205
------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                          349,100       6,140,669
------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc. 1                       300,000       5,223,000
                                                                 -------------
                                                                   53,805,540
INDUSTRIALS--11.4%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Essex Corp. 1                                         288,000       5,832,000
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.8%
51job, Inc., ADR 1                                     36,200       1,881,314
------------------------------------------------------------------------------
Coinstar, Inc. 1                                      293,000       7,861,190
------------------------------------------------------------------------------
Corporate Executive Board Co.                         209,600      14,030,624
------------------------------------------------------------------------------
Laureate Education, Inc. 1                            170,000       7,495,300
------------------------------------------------------------------------------
Resources Connection, Inc. 1                          132,300       7,185,213
------------------------------------------------------------------------------
Strayer Education, Inc.                               165,000      18,115,350
                                                                 -------------
                                                                   56,568,991
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Energy Conversion Devices, Inc. 1                     150,000       2,898,000
------------------------------------------------------------------------------
MACHINERY--2.2%
Ceradyne, Inc. 1                                      217,050      12,417,431
------------------------------------------------------------------------------
Joy Global, Inc.                                      100,000       4,343,000
------------------------------------------------------------------------------
Nordson Corp.                                         129,400       5,185,058
                                                                 -------------
                                                                   21,945,489
------------------------------------------------------------------------------
MARINE--1.3%
UTI Worldwide, Inc.                                   185,300      12,604,106
------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Landstar System, Inc. 1                                84,400       6,215,216
------------------------------------------------------------------------------
Overnite Corp.                                        150,000       5,586,000
                                                                 -------------
                                                                   11,801,216
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--35.2%
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.1%
Airspan Networks, Inc. 1                              645,000       3,502,350
------------------------------------------------------------------------------
Andrew Corp. 1                                        581,600       7,927,208
------------------------------------------------------------------------------
Avocent Corp. 1                                       187,600       7,601,552
------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                888,200       6,785,848
------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   276,900      13,490,568
------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                          400,000       3,432,000
------------------------------------------------------------------------------


                         3 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Plantronics, Inc.                                     242,200    $ 10,044,034
------------------------------------------------------------------------------
Polycom, Inc. 1                                       285,200       6,650,864
                                                                 -------------
                                                                   59,434,424
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.0%
Avid Technology, Inc. 1                               238,100      14,702,675
------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.                    364,500       7,187,940
------------------------------------------------------------------------------
Stratasys, Inc. 1                                     232,300       7,795,988
                                                                 -------------
                                                                   29,686,603
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Aeroflex, Inc. 1                                    1,059,400      12,839,928
------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                  250,000      15,947,500
------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                             226,200       7,473,648
                                                                 -------------
                                                                   36,261,076
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.3%
Aladdin Knowledge Systems Ltd. 1                      260,800       6,454,800
------------------------------------------------------------------------------
Digitas, Inc. 1                                       512,100       4,890,555
------------------------------------------------------------------------------
Greenfield Online, Inc. 1                             218,200       4,798,218
------------------------------------------------------------------------------
InfoSpace, Inc. 1                                     210,000       9,985,500
------------------------------------------------------------------------------
National Information Consortium, Inc. 1               467,200       2,373,376
------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                              106,400       5,621,112
------------------------------------------------------------------------------
SINA Corp. 1                                          167,000       5,354,020
------------------------------------------------------------------------------
SupportSoft, Inc. 1                                   512,900       3,415,914
------------------------------------------------------------------------------
VeriSign, Inc. 1                                      264,100       8,852,632
                                                                 -------------
                                                                   51,746,127
------------------------------------------------------------------------------
IT SERVICES--3.5%
Cognizant Technology Solutions Corp. 1                205,200       8,686,116
------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                             200,000       5,204,000
------------------------------------------------------------------------------
Global Payments, Inc.                                 130,000       7,610,200
------------------------------------------------------------------------------
NAVTEQ Corp. 1                                        159,600       7,399,056
------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                       93,000       5,970,600
                                                                 -------------
                                                                   34,869,972
------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Zebra Technologies Corp., Cl. A 1                     198,100      11,149,068
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
AMIS Holdings, Inc. 1                                 313,000       5,170,760
------------------------------------------------------------------------------
ATI Technologies, Inc. 1                              507,900       9,848,181
------------------------------------------------------------------------------
Exar Corp. 1                                          438,100       6,216,639
------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                        100           2,092
------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                  417,000       4,820,520
------------------------------------------------------------------------------
Microsemi Corp. 1                                     433,800       7,530,768
------------------------------------------------------------------------------
ON Semiconductor Corp. 1                              845,600       3,839,024
------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                          1,219,100      11,496,113
                                                                 -------------
                                                                   48,924,097

                         4 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
------------------------------------------------------------------------------
SOFTWARE--7.5%
Autodesk, Inc.                                        260,000    $  9,867,000
------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                            250,000      11,655,000
------------------------------------------------------------------------------
Macromedia, Inc. 1                                    633,300      19,708,296
------------------------------------------------------------------------------
Macrovision Corp. 1                                   164,600       4,233,512
------------------------------------------------------------------------------
Magma Design Automation, Inc. 1                       546,300       6,861,528
------------------------------------------------------------------------------
Mercury Interactive Corp. 1                           196,300       8,941,465
------------------------------------------------------------------------------
Verint Systems, Inc. 1                                197,400       7,171,542
------------------------------------------------------------------------------
Wind River Systems, Inc. 1                            350,000       4,742,500
                                                                 -------------
                                                                   73,180,843
MATERIALS--1.7%
------------------------------------------------------------------------------
METALS & MINING--1.7%
Alliance Resource Partners LP                         132,600       9,812,400
------------------------------------------------------------------------------
Massey Energy Co.                                     210,100       7,342,995
                                                                 -------------
                                                                   17,155,395
TELECOMMUNICATION SERVICES--0.1%
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
Arbinet Holdings, Inc. 1                               17,300         429,905
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
InPhonic, Inc. 1                                       15,000         412,200
                                                                 -------------
Total Common Stocks (Cost $752,553,404)                           938,015,994
------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------
Candescent Technologies Corp.:
$2.50 Cv., Series D, Vtg. 1,2                       1,200,000              --
Sr. Exchangeable, Series E, Vtg. 1,2                  800,000              --
Sr. Exchangeable, Series F, Vtg. 1,2                  200,000              --
                                                                 -------------
Total Preferred Stocks (Cost $8,900,000)                                   --

                                                        UNITS
------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp.
9/20/10 1,2  (Cost $0)                               123,908          581,958

                                                    PRINCIPAL
                                                       AMOUNT
------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
------------------------------------------------------------------------------
Undivided interest of 2.94% in joint
repurchase agreement (Principal Amount/Value
$1,103,300,000, with a maturity value of
$1,103,498,594) with UBS Warburg LLC, 2.16%,
dated 12/31/04, to be repurchased at
$32,448,840 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $1,127,561,486
(Cost $32,443,000)                                $32,443,000      32,443,000
------------------------------------------------------------------------------

Total Investments, at Value (Cost $793,896,404)          98.9%    971,040,952
------------------------------------------------------------------------------
Other Assets Net of Liabilities                           1.1      10,876,381
                                                  ----------------------------
Net Assets                                              100.0%   $981,917,333
                                                  ============================

Footnotes to Statement of Investments

1. Non-income producing security.



                         5 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $581,958, which represents 0.06% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $797,331,542
                                              =============

Gross unrealized appreciation                 $199,601,444
Gross unrealized depreciation                  (25,892,034)
                                              -------------
Net unrealized appreciation                   $173,709,410
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the

                         6 | OPPENHEIMER DISCOVERY FUND
time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                                           UNREALIZED
                                                     ACQUISITION                     VALUATION AS OF     APPRECIATION
SECURITY                                                   DATES         COST      DECEMBER 31, 2004   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., $2.50 Cv.,
Series D, Vtg.                                           3/31/95  $ 3,000,000              $      --     $(3,000,000)
Candescent Technologies Corp., Sr.
Exchangeable, Series E, Vtg.                             4/24/96    4,400,000                     --      (4,400,000)
Candescent Technologies Corp., Sr.
Exchangeable, Series F, Vtg.                             6/11/97    1,500,000                     --      (1,500,000)
Discovery Laboratories, Inc. Wts., Exp. 9/20/10          6/24/03           --                581,958         581,958


                         7 | OPPENHEIMER DISCOVERY FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)